Acquisitions & Dispositions (Purchase Price Allocation) (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 05, 2018	Oct. 02, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 03, 2017
Business Acquisition [Line Items]
Non-tax-deductible goodwill			$ 469,647	$ 755,245	$ 652,743
Assets			1,829,652	2,195,228	1,835,192
Net assets acquired, net of cash acquired			$ 60,622	$ 162,189	$ 4,072
Houston Global Heat Transfer LLC
Business Acquisition [Line Items]
Current assets, net of cash acquired	$ 18,655
Non-current assets	238
Property and equipment	2,408
Intangible assets (primarily customer relationships)	30,400
Tax-deductible goodwill	20,559
Current liabilities	(12,633)
Long term liabilities	(2,355)
Net assets acquired, net of cash acquired	$ 57,300
Global Tubing LLC
Business Acquisition [Line Items]
Accounts Receivable		$ 28,044
Inventory		40,005
Other current assets		3,141
Property and equipment		51,585
Intangible assets (primarily customer relationships)		228,190
Tax-deductible goodwill		69,423
Non-tax-deductible goodwill		64,491
Current liabilities		(16,005)
Long term liabilities		(54)
Total net assets		468,820
Fair value of equity method investment previously held		(178,500)
Net assets acquired		$ 290,320
Multilift
Business Acquisition [Line Items]
Current assets, net of cash acquired						$ 3,763
Property and equipment						96
Intangible assets (primarily customer relationships)						17,090
Tax-deductible goodwill						16,472
Non-tax-deductible goodwill						3,099
Current liabilities						(1,329)
Net assets acquired						$ 39,191